Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Entity Registrant Name	TELEPHONE & DATA SYSTEMS INC /DE/
Entity Central Index Key	0001051512
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,384,135,118
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	TDS
Common Shares
Entity Public Float			2,380,514,655
Entity Common Stock, Shares Outstanding		102,936,000
Series A Common Shares
Entity Public Float			2,796,463
Entity Common Stock, Shares Outstanding		7,229,000
Preferred Shares
Entity Public Float			$ 824,000